Virtus KAR International Small-Mid Cap Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, and Virtus SGA Emerging Markets Equity Fund, (collectively, the “Funds”), each a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated December 16, 2025 to the Summary Prospectuses and Virtus Opportunities Trust
Statutory Prospectus applicable to the Funds (collectively, the “Prospectuses”) and to the
Statement of Additional Information (“SAI”) applicable to the Funds, each dated January 28, 2025, as supplemented

Important Notice to Investors

On September 23, 2025, the Trust notified shareholders by supplement that Class C Shares of the Funds would no longer be available for purchase as of January 21, 2026 by new or existing shareholders, except by existing shareholders through Qualifying Transactions (as defined in that supplement).

The Trust has since decided to continue offering Class C Shares of the Funds for sale to new and existing shareholders until further notice.

In addition, dividends and/or capital gain distributions may continue to be reinvested in Class C Shares of the Funds, and shareholders of Virtus Mutual Funds may continue to exchange their Class C Shares of a Virtus Mutual Fund for Class C Shares of the Funds, as permitted by existing exchange privileges.

Accordingly, the Trust’s supplement dated September 23, 2025, is hereby rescinded with respect to the Funds listed herein.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VOT 8020/Class C Revision (12/2025)

Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust (the “Trust”)

Supplement dated December 16, 2025 to the Summary Prospectus and
Virtus Opportunities Trust Statutory Prospectus applicable to the Fund (collectively, the “Prospectuses”)
and to the Statement of Additional Information (“SAI”) applicable to the Fund, each dated January 28, 2025, as supplemented

Important Notice to Investors

On September 23, 2025, the Trust notified shareholders by supplement that Class C and Class C1 Shares of the Fund would no longer be available for purchase as of January 21, 2026 by new or existing shareholders, except by existing shareholders through Qualifying Transactions (as defined in that supplement).

The Trust has since decided to continue offering Class C1 Shares of the Fund for sale to new and existing shareholders until further notice.

In addition, dividends and/or capital gain distributions may continue to be reinvested in Class C1 Shares of the Fund, and shareholders of Virtus Mutual Funds may continue to exchange their Class C Shares of a Virtus Mutual Fund for C1 Shares of the Fund, as permitted by existing exchange privileges.

Accordingly, the information in the Trust’s supplement dated September 23, 2025 is hereby rescinded with respect to the elimination of Class C1 Shares of the Fund. Shareholders should note that Class C Shares of the Fund will still no longer be available for purchase as described in the supplement dated September 23, 2025.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VOT 8020/MSSTB Class C1 Revision (12/2025)